PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Total cost		$ 22,382	$ 19,815
Total accumulated depriciation		8,414	10,688
Depreciated cost		13,968	9,127
Factory Building [Member]
Total cost		1,722	2,081
Total accumulated depriciation		1,812	2,058
Machinery and Equipment [Member]
Total cost	[1],[2]	16,603	14,641
Total accumulated depriciation	[2]	6,170	8,043
Office Furniture and Equipment [Member]
Total cost		1,098	1,089
Total accumulated depriciation		236	389
Leasehold Improvements [Member]
Total cost		2,959	2,004
Total accumulated depriciation		$ 196	$ 198

[1]	As of December 31, 2020 and 2019, $94 and $459, respectively, relates to construction-in-process of production infrastructure.
[2]	Capital loss from sale of fixed asset amounted to $27, is due to machinery and equipment sales during 2020.